Net Income /(Loss) per Share (Tables)	12 Months Ended
Dec. 31, 2019
NET INCOME /(LOSS) PER SHARE [Abstract]
Calculation of basic and diluted net loss per share

	Year Ended December 31,
	2017	2018	2019
Numerator:
Net loss from continuing operations attributable to Sohu.com Limited, basic	$(540,548)	$(129,842)	$(126,570)
Net loss from discontinued operations attributable to Sohu.com Limited, basic	(13,978)	(30,240)	(22,766)
Net loss attributable to Sohu.com Limited, basic	(554,526)	$(160,082)	(149,336)
Effect of dilutive securities:
Incremental dilution from Sogou	(31)	(496)	(606)
Incremental dilution from Changyou	(1,233)	(381)	(507)
Net loss from continuing operations attributable to Sohu.com Limited, diluted	(542,026)	(130,960)	(127,738)
Net loss from discontinued operations attributable to Sohu.com Limited, diluted	(13,764)	(29,999)	(22,711)

Net loss attributable to Sohu.com Limited, diluted	$(555,790)	$(160,959)	$(150,449)

Denominator:
Weighted average basic ordinary shares outstanding	38,858	38,959	39,249
Effect of dilutive securities:
Share options and restricted share units	0	0	0

Weighted average diluted ordinary shares outstanding	$38,858	$38,959	$39,249

Basic net loss per share attributable to Sohu.com Limited
Continuing operations	$(13.91)	$(3.33)	$(3.22)
Discontinued operations	(0.36)	(0.78)	(0.58)

Net loss per share	(14.27)	(4.11)	(3.80)

Diluted net loss per share attributable to Sohu.com Limited
Continuing operations	$(13.95)	$(3.36)	$(3.25)
Discontinued operations	(0.35)	(0.77)	(0.58)

Net loss per share	(14.30)	(4.13)	(3.83)